Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 114,916	$ 93,627	$ 74,508	$ 81,055
Accounts receivable and prepaid expenses	15,783	18,837
Advances to affiliates	24,362	11,922
Consolidated total assets	3,790,346	3,582,200
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,103,704	2,911,659
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 531,581	$ 546,155